January 30, 2014

U.S Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Valley Forge Funds (the “Registrant”)
File No. 33-48863

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated January 17, 2014, filed pursuant to Rule 497(e), for
Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and
Distribution Fund, and Vanguard Managed Payout Distribution Focus Fund, each a series of the above mentioned Trust through January 17, 2014. Effective at the close of business on January
17, 2014, the three funds were consolidated via a reorganization. The surviving fund, Vanguard
Managed Payout Growth and Distribution Fund, was renamed Vanguard Managed Payout
Fund.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Amy Miller, Esq.
U.S. Securities and Exchange Commission